Investment securities - Balances recognised (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Investment securities
Investment securities	$ 117,541	$ 103,885
FVOCI
Investment securities
Investment securities	116,568	102,719
Amortised cost
Investment securities
Investment securities	973	1,166
Amortised cost | Gross amount
Investment securities
Investment securities	976	1,172
Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities	(3)	(6)
Government and semi-government securities
Investment securities
Investment securities	99,429
Government and semi-government securities | FVOCI
Investment securities
Investment securities	98,456	83,403
Government and semi-government securities | Amortised cost | Gross amount
Investment securities
Investment securities	976	1,172
Other debt securities
Investment securities
Investment securities	17,636
Other debt securities | FVOCI
Investment securities
Investment securities	17,636	18,866
Equity securities
Investment securities
Investment securities	476
Equity securities | FVOCI
Investment securities
Investment securities	476	450
Parent Entity
Investment securities
Investment securities	109,100	95,623
Parent Entity | FVOCI
Investment securities
Investment securities	109,100	95,554
Parent Entity | Amortised cost
Investment securities
Investment securities		69
Parent Entity | Amortised cost | Gross amount
Investment securities
Investment securities		71
Parent Entity | Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities		(2)
Parent Entity | Government and semi-government securities | FVOCI
Investment securities
Investment securities	93,639	78,798
Parent Entity | Government and semi-government securities | Amortised cost | Gross amount
Investment securities
Investment securities		71
Parent Entity | Other debt securities | FVOCI
Investment securities
Investment securities	15,241	16,548
Parent Entity | Equity securities | FVOCI
Investment securities
Investment securities	$ 220	$ 208